3. SIGNIFICANT ACCOUNTING POLICIES: i) Provisions (Policies)	12 Months Ended
Dec. 31, 2017
Policies
i) Provisions

i)Provisions

Provisions are recognized in the consolidated statement of financial position when the Company has a legal or constructive obligation as a result of past events and it is probable that an outflow of economic benefit will be required to settle the obligation.  If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.